DISPOSAL OF EQUITY INTEREST	12 Months Ended
Dec. 31, 2022
Disposal Of Equity Interest
DISPOSAL OF EQUITY INTEREST

32.	DISPOSAL OF EQUITY INTEREST

CEMIG GT’s interest in Renova disposal process

On November 11, 2021, the Company signed a Share Purchase Agreement with AP Energias Renováveis Fundo de Investimento em Participações Multiestratégia, an Angra Partners’ investment vehicle, administered and managed by Mantiq Investimentos Ltda, including the sale of the whole equity interest held in Renova S.A. - In-Court Supervised Reorganization (‘Renova’) and the assignment, for consideration, of all credits owed to the Company by Renova Comercializadora de Energia S.A. - In-Court Supervised Reorganization, for total consideration of R$60 and establishes the Company right to an earn-out, depending on certain future events.

According with the agreement the closing of the transaction was subject to compliance with certain precedent conditions, including prior approval by the grantor authorities, the creditors holding asset guarantees listed in Renova’s Court-Supervised Reorganization Plan and the counterparties in certain commercial contracts.

The equity interest held in Renova, which carrying amount since December 31, 2018 is zero due to the equity deficit, was classified as an asset held for sale, according to IFRS 5 - Non-current Asset held for Sale and Discontinued Operation, at the fourth quarter of 2021, in view of the high probability of conclusion of its plan for sale, especially after approval by the competent governance body, which preceded signature of the instrument.

Conclusion of the sale transaction

On May 5, 2022, the Company concluded the sale of its entire equity interest held in Renova, as well as the assignment, for consideration, of all credits owed to the Company by Renova for a total consideration of R$60, with a right to receive an earn out subject to certain future events, as provided in Share Purchase Agreement (‘the Agreement’) entered into with AP Energias Renováveis Fundo de Investimento em Participações Multiestratégia on November 11, 2021.

Disposal process of CEMIG's equity participation in Ativas

On November 16, 2022, the Company entered into a share purchase and sale agreement and other agreements for the sale of 19.6% of its equity interest in Ativas Data Center S.A. (‘Ativas’) to Sonda Procwork Informática Ltda.

On December 28, 2022, the Company concluded the sale of all its equity interest held in Ativas to Sonda.

The amount disbursed by Sonda was R$60.02, paid by offsetting: (i) a loan agreement between CEMIG and Sonda in the amount of R$57.58 and (ii) the balance of compensation owed by CEMIG to Sonda in the amount of R$2.44.

The results of Ativas were presented in investee segment.

Disposal process of CEMIG's equity participation in Axxiom

On December 22, 2022, the Company entered into a Stock Purchase and Other Agreements (‘CCVA’) for the sale of 49.0% of its equity interest in Axxiom Soluções Tecnológicas S.A. (‘Axxiom’) to Light S.A. (‘Light’), which holds the remaining 51.0% interest.

The CCVA is subject to certain conditions precedent, which must be met in the coming months. The CCVA has a symbolic payment by Light of R$1.00 (one Brazilian real), with the settlement of Axxiom's assets and liabilities.

This transaction is in line with the Company's Strategic Planning, which foresees the divestment of assets that do not adhere to the CEMIG Group's core activities.

Axxiom's results are presented in the Participations and Holding segment.

Axxiom, which is presented as an asset held for sale, does not meet the definition of a discontinued operation by IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations. There are no accumulated gains or losses included in other comprehensive income related to this held for sale investment.

The balance of the investment in associate Axxiom was reduced to zero during 2022, as per Note 16. Accordingly, there are no amounts presented in the balance sheet as assets held for sale.

Accounting policy

The Company classify a non-current asset as held for sale when its carrying amount will be recovered principally through a sale transaction rather than through continuing use. They are measured at the lower of their carrying amount and fair value net of selling expenses. Selling expenses are represented by the incremental expenses directly attributable to the sale, excluding financial expenses and income taxes. Assets and liabilities classified as held for sale are presented separately as current items in the balance sheet.

Components that have been written off or are classified as held for sale and represent a major line of business or geographical area of operations, as well as those that are an integral part of a single coordinated plan for the sale of a separate major line of business or geographical area of operations or represent a subsidiary acquired exclusively for the purpose of sale, are classified as discontinued operations.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in income after taxes.